Equity Transactions (Details Narrative) (10-K) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended		24 Months Ended
	Sep. 19, 2019	Aug. 21, 2018	Jul. 30, 2018	Jul. 25, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Jun. 22, 2018
Changes in fair value of warrants liability						$ (388,552)		$ 61,715	$ (1,796,174)	$ 2,760,819
Series A Preferred Stock [Member]
Fair value of warrant liability										1,712,000
Amendment Warrants [Member] | Option Pricing Model [Member]
Fair value expected term									5 years
Fair value expected volatility									111.80%
Fair value risk free interest rate									2.37%
Fair value expected dividend yield									0.00%
Purchaser Warrant [Member]
Fair value of warrant liability										1,429,000
Changes in fair value of warrants liability								$ 61,715		$ 2,760,819
Number of shares issued upon warrants exercise								271,972
Proceeds from warrants exercises								$ 2,123,425
Purchaser Warrant [Member] | Option Pricing Model [Member]
Fair value expected term									5 years
Fair value expected volatility									111.80%
Fair value risk free interest rate									2.37%
Fair value expected dividend yield									0.00%
Initial Securities Purchase Agreement [Member] | Initial Purchasers [Member]
Number of common stock shares issued			130,000	200,000
Total consideration				$ 6,000,000
Initial Securities Purchase Agreement [Member] | Initial Purchasers [Member] | Warrant [Member]
Warrants to purchase common stock				160,000
Purchase Agreement [Member] | Purchasers [Member]
Number of common stock shares issued		20,017
Total consideration		$ 600,000
Initial price per share		$ 30
Purchase Agreement [Member] | Purchasers [Member] | Price Adjustment [Member]
Initial price per share		$ 0.29
Share price adjustment, description		The per share purchase price (through the pre-funded Warrants) and Warrant exercise price was automatically adjusted lower (the "Price Adjustment") to 80% (with respect to the purchase price of the Common Stock) and 110% (with respect to the exercise price of the Warrants) of the lowest of the average daily prices on the 6 trading days following each of: (i) the date our stockholders approved the Private Placement transaction (such approval was obtained on September 27, 2018) and (ii) the date a registration statement covering the resale of securities being issued in the Private Placement was declared effective by the Securities and Exchange Commission (the "SEC") (such registration statement on Form S-1, file no. 333-227011, was declared effective on October 23, 2018 (the "Effective Registration")).
Number of shares registered under effective registration as issued or issuable		910,345
Number of shares issuable under purchaser warrants		901,766
Purchase Agreement [Member] | Purchasers [Member] | Warrant [Member]
Warrants to purchase common stock		16,013
Warrant exercise price per share		$ 40
Purchase Agreement [Member] | Purchaser Warrant [Member]
Warrants to purchase common stock									176,013
Warrant exercise price per share									$ 40
Aggregate exercise price of warrants									$ 7,040,534
Beneficially owned equity percentage, description									Under the terms of all of the Warrants, a selling stockholder may not exercise Warrants to the extent such exercise would cause such selling stockholder, together with its affiliates and attribution parties, to beneficially own a number of shares of common stock which would exceed 4.99% or 9.99%, as applicable
Exchange Agreements [Member] | Purchasers [Member]
Number of common stock shares issued	409,365
Changes in fair value of warrants liability	$ 733,470
Remaining warrant liability	$ 4,984,573
2018 Preferred Stock Amendment [Member]
Warrant exercise price per share										$ 1.50
2018 Preferred Stock Amendment [Member] | Series A Preferred Stock [Member]
Number of common stock shares issued									15,325
Warrants to purchase common stock												200,000
Liquidation percentage											2.00%
Warrant description									The Amendment Warrants are only exercisable for cash, with an exercise price of $1.50 per share, for five years from the date of issuance. In the event that the closing price of our common stock is $2.00 or higher for ten trading days out of a fifteen consecutive trading day period, the Company shall have the option, in its sole discretion, to elect to accelerate the termination date of the Amendment Warrants to such date that is 30 days (or more, in the Company's sole discretion) following the date of such election.
2018 Preferred Stock Amendment [Member] | Series A Preferred Stock [Member] | Minimum [Member]
Voting power percentage												70.00%